Stock Options (Tables)	6 Months Ended	12 Months Ended
	Dec. 31, 2016	Jun. 30, 2016
Stock Options Tables
Schedule of Stock option grants for each respective period

The following key assumptions were used in the valuation model to value stock option grants for each respective period:

Valuation Date	4/11/2016	4/11/2016	4/11/2016
Stock Price	$0.06	$0.06	$0.06
Exercise Price	$0.06	$0.06	$0.06
Term (expected term for options)	1.00	2.00	3.00
Volatility	56.49%	58.45%	97.82%
Annual Rate of Quarterly Dividends	0.00%	0.00%	0.00%
Discount Rate - Bond Equivalent Yield	0.53%	0.70%	0.85%
Call Option Value ($Millions)	$0.01	$0.02	$0.04
Fair Value	$13,467	$19,523	$36,489

The Company issued stock options to consultants and board of directors for services provided to the company. The following key assumptions were used in the valuation model to value stock option grants for each respective period:

Valuation Date	11/16/2016	12/18/2016
Stock Price	$0.25	$0.21
Exercise Price	$0.25	$0.21
Term (expected term for options)	2.00	2.00
Volatility	43.12%	43.12%
Annual Rate of Quarterly Dividends	0.00%	0.00%
Discount Rate - Bond Equivalent Yield	1.02%	1.15%
Call Option Value ($Millions)	$0.06	$0.05
Fair Value	$30,919	$15,646

Stock option transactions under the Company’s plans for the years ended December 31, 2016 is summarized below:

Weighted
		Weighed-	Average	Aggregate
		Average	Remaining	Intrinsic
	Shares	Exercise	Contractual	Value
Options	(Thousands)	Price	Term	(Thousands)
Outstanding at June 30, 2016	3,000	0.06	2	—
Granted	—	—	—	—
Exercised	—	—	—	—
Forfeited	—	—	—	—
Outstanding at September 30, 2016	3,000	0.06	2	—
Granted	800	0.24	2	—
Exercised	—	—	—	—
Forfeited	—	—	—	—
Outstanding at December 31, 2016	3,800	0.10	2	—

The following key assumptions were used in the valuation model to value stock option grants for each respective period:

Valuation Date	4/11/2016	4/11/2016	4/11/2016
Stock Price	$0.06	$0.06	$0.06
Exercise Price	$0.06	$0.06	$0.06
Term (expected term for options)	1.00	2.00	3.00
Volatility	56.49%	58.45%	97.82%
Annual Rate of Quarterly Dividends	0.00%	0.00%	0.00%
Discount Rate - Bond Equivalent Yield	0.53%	0.70%	0.85%
Call Option Value ($Millions)	$0.01	$0.02	$0.04
Fair Value	$13,467	$19,523	$36,489

Stock option transactions under the Company’s plans for the years ended June 30, 2016 is summarized below:

Weighted
		Weighted-	Average	Aggregate
		Average	Remaining	Intrinsic
	Shares	Exercise	Contractual	Value
Options	(Thousands)	Price	Term	(Thousands)
Outstanding at July 1, 2015	—	—	—	—
Granted	3,000	0.06	2	—
Exercised	—	—	—	—
Forfeited	—	—	—	—
Outstanding at June 30, 2016	3,000	0.06	2	—